Warrants Accounted as Equity-Method Instruments (Details)	12 Months Ended
Mar. 31, 2024 $ / shares shares
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 0.1
Ordinary shares equals or exceeds per share	$ 10
Warrant redemption period	30 days
Warrant, description	(1) may be less than the value the holders would have received if they had exercised their Warrants at a later time where the underlying share price is higher and (2) may not compensate the holders for the value of the warrants, including because the number of Lakeshore Biopharma Ordinary Shares received is capped at 0.361 Lakeshore Biopharma Ordinary Shares per warrant (subject to adjustment) irrespective of the remaining life of the warrants
Business Combination [Member]
Class of Warrant or Right [Line Items]
Ordinary shares equals or exceeds per share	$ 18
Public warrants [Member]
Class of Warrant or Right [Line Items]
Shares issued | shares	10,000,000
Additional shares issued | shares	750,000
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant redemption period	30 days
Minimum [Member]
Class of Warrant or Right [Line Items]
Trading days	20
Maximum [Member]
Class of Warrant or Right [Line Items]
Trading days	30
Parent Company [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 0.01
Parent Company [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Trading days	20
Parent Company [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Trading days	30